Consolidated Balance Sheets - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Current assets:
Cash and cash equivalents	$ 3,225	$ 3,006
Short-term deposits	291	581
Marketable securities		133
Trade accounts receivable, net	1,759	1,465
Inventories	1,972	1,841
Other current assets	581	584
Total current assets	7,828	7,610
Goodwill	313	330
Other intangible assets, net	438	445
Property, plant and equipment, net	5,660	4,596
Non-current deferred tax assets	652	739
Long-term investments	10	10
Other non-current assets	639	724
Total non-current assets	7,712	6,844
Total assets	15,540	14,454
Current liabilities:
Short-term debt	143	795
Trade accounts payable	1,582	1,166
Other payables and accrued liabilities	1,101	966
Dividends payable to stockholders	55	42
Accrued income tax	68	84
Total current liabilities	2,949	3,053
Long-term debt	2,396	1,826
Post-employment benefit obligations	442	506
Long-term deferred tax liabilities	64	75
Other long-term liabilities	416	488
Total non-current liabilities	3,318	2,895
Total liabilities	6,267	5,948
Commitment and contingencies
Parent company stockholders' equity
Common stock (preferred stock: 540,000,000 shares authorized, not issued; common stock: Euro 1.04 par value, 1,200,000,000 shares authorized, 911,276,920 shares issued, 906,518,057 shares outstanding)	1,157	1,157
Additional paid-in capital	2,533	3,062
Retained earnings	5,223	3,599
Accumulated other comprehensive income	496	723
Treasury stock	(200)	(93)
Total parent company stockholders' equity	9,209	8,448
Noncontrolling interest	64	58
Total equity	9,273	8,506
Total liabilities and equity	$ 15,540	$ 14,454